SUBSEQUENT EVENTS DURING AND AFTER THE REPORTING PERIOD (Details Narrative) - USD ($)				9 Months Ended
	Oct. 07, 2025	Oct. 03, 2025	Feb. 26, 2025	Sep. 30, 2025	Oct. 06, 2025	Apr. 29, 2025
IfrsStatementLineItems [Line Items]
Equity ownership description			This transaction represents a reverse takeover, whereby Core Gaming Inc.’s shareholders will become the majority owners, holding approximately 90% of the outstanding shares, while the Company’s legacy shareholders will retain approximately 10% of the merged entity. As of the date of this report, the transaction has not yet been completed.
Exchange ratio value			$ 160,000,000
Number of shares issued						136,965
Excercise price				$ 0.01
Reverse share split description				Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Equity ownership description		This transaction represented a reverse takeover, whereby Core Gaming Inc.’s shareholders will become the majority owners, holding 84.5% of the outstanding shares, while the Company’s legacy shareholders retained 15.5% of the merged entity.
Number of shares issued		16,825,577
Reverse share split description	1-for-4 reverse share split
Number of shares outstanding	19,922,423				79,689,523
Events after reporting period [member] | Former CEO [Member]
IfrsStatementLineItems [Line Items]
Prefunded common stock purchase options		588,236
Excercise price		$ 0.00004
Options expire term		October 3, 2032
Events after reporting period [member] | Pre 4 to 1 reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		67,302,300